Pensions and post-retirement benefits - Contributions paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 955	£ 748	£ 1,231